SHARE CAPITAL (Details Narrative)		12 Months Ended
	Mar. 22, 2021 CAD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						8,000,000
[custom:SharesIssuedForFinancingCost]			$ 10,856,166
[custom:IssuedCapitalCost-0]						$ 1,953,032
Proceeds from issuing shares			8,903,134
Shares issued for financing - ATM			1,748,946
Share issue costs			222,136
Proceeds from issue of shares			1,526,810
Shares issued for financing			11,376,230		$ 36,092,187
Share issue related cost			$ 222,136	$ 5,122	3,814,761
Exercise of warrants				$ 87,170	4,929,790
Number of options outstanding, Granted | shares			30,000
Weighted average exercise price, Granted | $ / shares			$ 0.626	$ 4.77
Stock option exercisable year			10 years
Adjustments for share-based payments			$ 2,021,664	$ 3,311,024	$ 3,952,595
Warrants issued | shares	1,200,000		1,600,000
Warrant exercise price share | $ / shares		$ 0.5499
Exercise price | $ / shares		0.0001
Warrants exercise price | $ / shares		0.6123
Warrants term						5 years
Warrants expiration date	Mar. 25, 2023					Oct. 30, 2028
Risk free interest rate			4.58%
Volatility rate			115.10%
Expected life			10 years
Expected dividend yield			0.00%
Warrants held in escrow | shares	900,000
Weighted average remaining contractual life of outstanding share options			4 years 7 months 17 days	5 months 19 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 2,000,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 6,000,000
USD Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.80%
Volatility rate			115.35%
Expected life			5 years
Expected dividend yield			0.00%
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.87%
Volatility rate			138.83%
Expected life			3 years
Expected dividend yield			0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares			6,400,000
Warrants exercise price | $ / shares		$ 0.6875
Warrants term						3 years
Underwriter warrants issued | shares			320,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments			$ 151,174	$ 502,837
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of accelerated vesting shares | shares			1,508,255	1,072,595
Number of accelerated issued shares | shares			1,687,014	1,820,972
Number of accelerated Forfeited shares | shares			264,668	64,334
Expense from share-based payment transactions with employees			$ 1,866,490	$ 2,808,187
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Restricted share units | shares			1,508,255	1,072,595
Number of shares exercise | shares				16,538
Number of stock issued for exercise of options | shares				12,500
Stock issued during period value exercise of options				$ 26,875
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						4,800,000
Proceeds from issuing shares			$ 3,969,372
Shares issued for financing - ATM, shares | shares			650,729
Shares issued for financing			$ 4,858,995
Share issue related cost			889,623
Other income (expense)			$ 793,979